Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred tax assets, net
Provision for doubtful debts	$ 1,075	¥ 7,484	¥ 2,463
Accrued expense	1,367	9,516	3,737
Net operating loss carry forward	15,528	108,101	78,985
Government grant related to assets	52	359	54
Fixed assets depreciation	10	73	14
Estimated liabilities			10
Net unrealized gain on equity investments held	(512)	(3,564)
Valuation allowance	$ (17,520)	¥ (121,969)	¥ (85,263)